BUSINESS COMBINATIONS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Consideration Paid:
Cash and cash equivalents	$ 9,102,728	$ 146,708	$ 392,973	$ 506,219
Acquisitionof Curiosity Ink Media L L C [Member]
Consideration Paid:
Cash and cash equivalents	400,000
Fair value of total consideration	5,678,000
Financial assets:
Cash and cash equivalents	26,408
Inventory	113,408
Prepaids and other assets	2,052
Intangible assets	1,157,712
Goodwill	4,378,420
Total identifiable assets acquired, and liabilities assumed	$ 5,678,000